CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net loss	$ (7,999)	$ (4,269)
Adjustments for:
Depreciation and amortization	1,345	1,059
Share-based payment	1,043	886
Change in provision for doubtful and bad debt	206	192
Net financial cost (income)	(217)	169
Gain from revaluation of derivatives		(442)
Decrease (increase) in trade receivables	(411)	329
Increase in other accounts receivable	(541)	(249)
Increase in inventories	(3,773)	(1,153)
Increase in trade payables	1,362	724
Increase in other accounts payable and accrued expenses	328	584
Increase in employee benefits	310	102
Increase in provisions	110	17
Income tax expenses	147	135
Taxes paid during the period	(49)	(44)
Net interest received (paid) during the period	83	(197)
Net cash used in operating activities	(8,056)	(2,157)
Cash flows from investing activities
Investment in short-term bank deposits	(16,000)	(9,000)
Increase in restricted long-term deposits	(50)	(68)
Purchase of property and equipment, intangible assets and capitalization of development expenditure	(1,604)	(406)
Net cash used in investing activities	(17,654)	(9,474)
Cash flows from financing activities
Proceeds from issuance of shares and warrants, net of issuance costs	36,147	13,966
Repayment of principal of lease liabilities	(665)	(583)
Issuance of shares due to the exercise of stock options	132	25
Net cash provided by financing activities	35,614	13,408
Increase in cash and cash equivalents	9,904	1,777
Cash and cash equivalents at beginning of period	15,115	6,471
Effect of exchange rate fluctuations on balances of cash and cash equivalents	134	178
Cash and cash equivalents at end of period	$ 25,153	$ 8,426